Share-based Compensation	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION [Abstract]
Share-based Compensation

16.       SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards granted by the Sogou Group, Sohu, and Tencent, respectively, was as follows:

	For the Year Ended December 31,
	2016	2017	2018
Share-based compensation expense related to
Sogou share-based awards	$12,049	$23,037	$14,116
Sohu share-based awards	49	4	—
Tencent share-based awards	763	682	88
Total	$12,861	$23,723	$14,204

There was no capitalized share-based compensation expense for the years ended December 31, 2016, 2017 and 2018.

a. Sogou Share-based Awards

Sogou 2010 Share Incentive Plan

The Company adopted a share incentive plan on October 20, 2010 and adopted an amendment to the plan effective August 22, 2014 that increased the aggregate number of Sogou Class A Ordinary Shares issuable under the plan to 41,500,000 (as amended to date, the “Sogou 2010 Share Incentive Plan”). Awards of share rights may be granted under the Sogou 2010 Share Incentive Plan to management and other key employees of the Sogou Group and of any present or future parents or subsidiaries or VIEs of the Sogou Group. The maximum term of any share incentive award granted under the Sogou 2010 Share Incentive Plan is ten years from the grant date. The Sogou 2010 Share Incentive Plan will expire on October 19, 2020.

The options contractually granted under the Sogou 2010 Share Incentive Plan may be placed in one of the following three categories:

(1)              Performance-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(2)              Service-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting only upon a service period requirement being met; or

(3)              IPO-based options, which were subject to completion of an IPO and vesting/ exercisability in five equal installments, with (i) the first installment vesting upon the expiration of all underwriters’ lockup periods applicable to the Company’s IPO and (ii) each of the four subsequent installments vesting on the first, second, third, and fourth anniversary dates of the completion of the IPO.

A summary of each of the above three categories of options as of December 31, 2018 is presented below (in thousands):

	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	29,687	27,199	27,060	26,592
Service-based options	1,674	1,674	486	156
IPO-based options	7,250	7,250	2,930	2,930
Total	38,611	36,123	30,476	29,678

A summary of share option activity under the Sogou 2010 Share Incentive Plan as of and for the year ended 2018 is presented below:

	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2018	9,753	$0.462	5.56
Granted	1,704	0.001
Exercised	(4,515)	0.399
Forfeited/Expired	(497)	0.001
Outstanding as of December 31, 2018	6,445	$0.419	5.29	$31,137
Vested as of December 31, 2018 and expected to vest thereafter	6,059	$0.446	5.10	$29,109
Exercisable as of December 31, 2018	798	$0.001	7.15	$4,188

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expense recognized for share options under the Sogou 2010 Share Incentive Plan was US$7,595, US$23,037 and US$12,547, respectively. As of December 31, 2018, there was US$6,377 of unrecognized compensation expense related to unvested share options granted under the Sogou 2010 Share Incentive Plan, which is expected to be recognized over a weighted average period of 1.46 years.

For the years ended December 31, 2016, 2017 and 2018, the total fair values of the share options vested on their respective vesting dates were US$9,682, US$21,710, and US$28,530, respectively.

For the years ended December 31, 2016, 2017, and 2018, total intrinsic value of options exercised was US$15,174, US$11,136, and US$33,180, respectively.

Prior to the completion of the Company’s IPO, the fair values of the Class A Ordinary Shares were assessed using the income approach/discounted cash flow method or based on the mid-point of the estimated IPO price range, in each case with a discount for lack of marketability because the Class A Ordinary Shares underlying the award were not publicly traded at the time of grant. The assessment required complex and subjective judgments regarding the Sogou Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares, and its operating history and prospects at the time the grants were made. After the completion of the Company’s IPO, the fair values of the ordinary shares were determined based on the trading price of the Company’s ADSs in the public market.

The fair value of the share options granted under the Sogou 2010 Incentive Plan was estimated on the date of grant with the assistance of a qualified professional appraiser, using the BP Model with the following assumptions used:

	2016	2017	2018
Average risk-free interest rate	1.90% ~ 2.77%	2.14% ~ 3.00%	3.36% ~ 3.51%
Exercise multiple	2 ~ 3	2 ~ 3	2
Expected forfeiture rate (post-vesting)	0% ~ 12%	0% ~ 12%	12%
Weighted average expected option life	7	7	9
Volatility rate	43% ~ 50%	39% ~ 47%	40% ~ 46%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	3.26	10.35	12.26

The Sogou Group estimated the risk-free rate based on the market yields of U.S. Treasury securities with an estimated country-risk differential as of the valuation date. An exercise multiple was estimated as the ratio of the fair value of the Class A Ordinary Shares over the exercise prices as of the time the options would be expected to be exercised, based on consideration of research studies regarding exercise patterns based on historical statistical data. In the Sogou Group’s valuation analysis, a multiple of three was applied for management and a multiple of two was applied for other key employees. The Sogou Group estimated the forfeiture rate to be 0% or 1% for share options granted to management and 12% for share options granted to other key employees. As the Company’s ordinary shares had been publicly traded for only one year as of December 31, 2018, the expected volatility at the valuation date was estimated based on the historical volatility of specified comparable companies and Sogou for the periods before the grant dates with length commensurate with the expected term of the options. The Company has no history or expectation of paying dividends on its ordinary shares. Accordingly, the dividend yield was estimated to be 0%.

Sogou 2017 Share Incentive Plan

In October 2017, the Company adopted a share incentive plan (the “Sogou 2017 Share Incentive Plan”), which provides that the aggregate number of Sogou Class A Ordinary Shares issuable under the plan is 28,000,000. Share incentive awards may be granted under the Sogou 2017 Share Incentive Plan to our management and employees and of any of our present or future parents or subsidiaries. The maximum term of any share incentive award granted under the Sogou 2017 Share Incentive Plan is ten years from the grant date.

The options contractually granted under Sogou 2017 Share Incentive Plan may be placed in one of the following categories:

(1)             Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(2)              Service-based options, which vest and become exercisable in four equal installments, with each installment vesting only upon a service period requirement being met.

A summary of the above two categories of options as of December 31, 2018 is presented below (in thousands):

	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	70	—	—	—
Service-based options	730	730	—	—
Total	800	730	—	—

A summary of share option activity under the Sogou 2017 Share Incentive Plan as of and for the year ended 2018 is presented below:

	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2018	—	$—	—
Granted	767	0.001
Exercised	—	—
Forfeited/Expired	(37)	0.001
Outstanding as of December 31, 2018	730	$0.001	9.57	$3,829
Vested as of December 31, 2018 and expected to vest thereafter	544	$0.001	9.57	$2,857
Exercisable as of December 31, 2018	—	$—	—	$—

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise prices of the options.

For the years ended December 31, 2018, total share-based compensation expense recognized for share options under the Sogou 2017 Share Incentive Plan was US$1,569 and there was US$4,001 of unrecognized compensation expense related to unvested share options granted under the Sogou 2017 Share Incentive Plan as of December 31, 2018, which is expected to be recognized over a weighted average period of 2.12 years.

The method used to determine the fair value of share options granted under the Sogou 2017 Share Incentive Plan was the same as the method used for the share options granted under the Sogou 2010 Incentive Plan as described above, except for the assumptions used in the BP Model as presented below.

2018
Average risk-free interest rate	3.41% ~ 3.95%
Exercise multiple	2
Expected forfeiture rate (post-vesting)	12%
Weighted average expected option life	10
Volatility rate	40% ~ 46%
Dividend yield	0%
Weighted average fair value of share options	10.09

Sohu Management Sogou Share Option Arrangement

Under an arrangement (the “Sohu Management Sogou Share Option Arrangement”) that was approved by the board of directors of Sohu and the Company in March 2011, Sohu has the right to provide to members of Sohu’s Board of Directors, management and other key employees of Sohu, and certain management and other key employees of the Sogou Group the opportunity to purchase from Sohu up to 12,000,000 Class A Ordinary Shares of Sogou at a fixed exercise price of US$0.625 or US$0.001 per share. Of these 12,000,000 Class A Ordinary Shares, 8,800,000 are Sogou Class A Ordinary Shares previously held by Sohu and 3,200,000 are Sogou Class A Ordinary Shares that were newly-issued on April 14, 2011 by the Company to Sohu at a price of US$0.625 per share, or a total of US$2.0 million.

The options contractually granted under the Sohu Management Sogou Share Option Arrangement may be placed in one of the following categories:

(1)             Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(2)             Service-based options, which were granted to members of Sohu’s Board of Directors. All of these share options vested and became exercisable in 2015, as the service period requirement had been met. As the requisite service was provided by members of Sohu’s Board of Directors to Sohu and not to the Sogou Group, no share-based compensation expense related to these options was recognized in the Sogou Group’s consolidated statements of comprehensive income.

A summary of the above two categories of options as of December 31, 2018 is presented below (in thousands):

	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6
Total	8,305	8,305	8,305	8,296

A summary of share option activity as of and for the year ended December 31, 2018 is presented below:

	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2018	9	$0.001	7.38
Granted	—
Exercised	—
Forfeited/Expired	—
Outstanding as of December 31, 2018	9	$0.001	6.38	$47
Vested as of December 31, 2018 and expected to vest thereafter	9	$0.001	6.38	$47
Exercisable as of December 31, 2018	9	$0.001	6.38	$47

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.

For the years ended December 31, 2016, 2017, and 2018, total share-based compensation expense recognized for share options under the Sohu Management Sogou Share Option Arrangement was US$444, nil, and nil, respectively. As of December 31, 2018, there was no unrecognized compensation expense related to the unvested share options.

For the years ended December 31, 2016, 2017 and 2018, the total fair values of the share options vested on their respective vesting dates were US$515, nil, and nil, respectively.

For the years ended December 31, 2016, 2017, and 2018, total intrinsic value of options exercised was US$4,501, US$249, and nil, respectively.

The method used to determine the fair value of share options granted under the Sohu Management Sogou Share Option Arrangement was the same as the method used for the share options granted under the Sogou 2010 Incentive Plan as described above, except for the assumptions used in the BP Model as presented below. There was no share-based compensation expense recognized under the Sohu Management Sogou Share Option Arrangement for the year ended December 31, 2017 and 2018.

2016
Average risk-free interest rate	2.01% ~ 2.15%
Exercise multiple	2 ~ 3
Expected forfeiture rate (post-vesting)	0%
Weighted average expected option life	6
Volatility rate	43% ~ 47%
Dividend yield	0%
Weighted average fair value of share options	3.02

Option Modification

In the first and second quarter of 2013, a portion of the share options granted under the Sogou 2010 Share Incentive Plan and the Sohu Management Sogou Share Option Arrangement were exercised early, and the resulting Sogou ordinary shares were transferred to trusts with the original option grantees as beneficiaries. The trusts will distribute the ordinary shares to those beneficiaries in instalments based on the vesting requirements under the original option agreements. Although these trust arrangements caused a modification of the terms of these share options, the modification was not considered substantive. Accordingly, no incremental fair value related to these ordinary shares resulted from the modification, and the remaining share-based compensation expense for these ordinary shares continued to be recognized over the original remaining vesting period. As of December 31, 2018, 5,805,000 Class A Ordinary Shares issued upon the early exercise of options granted under the Sogou 2010 Share Incentive Plan had remained unvested in accordance with the vesting requirements under the original option agreements. All of the Class A Ordinary Shares issued upon such early exercise that have become vested have been included in the disclosures under the headings “Sogou 2010 Share Incentive Plan” and “Sohu Management Sogou Share Option Arrangement” above.

In the first quarter of 2018, the Company changed the vesting conditions of options for the purchase of 2,181,192 Class A Ordinary Shares contractually granted under the Sogou 2010 Share Incentive Plan by removing as a condition of vesting Sogou Group’s achievement of performance targets for the period corresponding to the vesting schedule. Of these options, options for the purchase of 1,601,427 Class A Ordinary Shares had not been deemed granted, because their performance targets for the current period had not been set, so the removal of the performance targets resulted in these options becoming subject to vesting only upon service-period requirements being met and being deemed granted immediately upon the effectiveness of the changes. For the remaining options for the purchase of 579,765 Class A Ordinary Shares, which had been deemed granted, the removal of the performance targets constituted a modification. The modification was not considered substantive, because the performance targets had been achieved before the modification. Based on valuation results, no incremental fair value related to these Sogou ordinary shares was recognized in connection with the modification, and the remaining share-based compensation expense for these options continued to be recognized over their remaining vesting periods.

Share Repurchase Transaction

Pursuant to letter agreements entered between Sohu and the former president and chief financial officer of the Sohu Group in connection with her resignation, as of December 31, 2016, the Company was obligated to repurchase 720,000 of its Pre-IPO Class A Ordinary Shares from the former president and chief financial officer of the Sohu Group for an aggregate price of US$7,200. The Company included the 720,000 Pre-IPO Class A Ordinary Shares in treasury stock at their repurchase cost of US$3,190, which represents the fair value of the Pre-IPO Class A Ordinary Shares as of the repurchase date. The US$4,010 difference between the total repurchase price and the fair value of the repurchased shares as of the repurchase date is regarded as compensation paid to the former president and chief financial officer of the Sohu Group for her contribution to the Sogou Group and was recognized as share-based compensation expense in 2016. The Company completed the repurchase of the 720,000 Pre-IPO Class A Ordinary Shares in January, 2017.

b. Sohu Share-based Awards

Certain of the Sogou Group’s employees were granted awards under the Sohu.com Inc.’s Amended and Restated 2010 Stock Incentive Plan (the “Sohu 2010 Stock Incentive Plan”). Prior to May 31, 2018, the Sohu 2010 Stock Incentive Plan provided for the issuance of common stock of Sohu.com Inc. to employees of the Sohu Group, which for such purpose included employees of the Sogou Group, pursuant to share-based awards, including stock options and restricted stock units. Upon the dissolution of Sohu.com Inc. on May 31, 2018, Sohu.com Limited assumed all then existing obligations of Sohu.com Inc. with respect to equity incentive awards that had been granted under the Sohu 2010 Stock Incentive Plan and remained outstanding, and such awards were converted into the right to receive upon exercise or settlement ordinary shares of Sohu.com Limited under the Sohu.com Limited 2018 Share Incentive Plan (the “Sohu 2018 Share Incentive Plan”) rather than shares of the common stock of Sohu.com Inc., subject to the other terms of the awards. The share-based compensation expense arising from such grants was allocated to the Sogou Group and recognized as share-based compensation expense in the Sogou Group’s consolidated statements of comprehensive income.

As of December 31, 2018, there were no unvested Sohu restricted share units held by employees of the Sogou Group. For the years ended December 31, 2016, 2017 and 2018, share-based compensation expense of US$49, US$4, and nil, respectively, related to these restricted share units was allocated from Sohu and recognized in the Sogou Group’s consolidated statements of comprehensive income. As of December 31, 2018, there was no unrecognized compensation expense related to these unvested restricted share units.

c. Tencent Share-based Awards

Certain persons who became the Sogou Group’s employees when Tencent’s Soso search-related businesses were transferred to the Sogou Group in September 2013 had been granted restricted share units under Tencent’s share award arrangements prior to the transfer of the businesses. Following the transfer of the businesses, these Tencent restricted share units will continue to vest under the original Tencent share award arrangements provided the transferred employees continue to be employed by the Sogou Group during the requisite service period. After the transfer of the Soso search-related businesses, the Sogou Group applied the guidance in ASC 505-50 to measure the related compensation expense, which is deemed to have been incurred by Tencent as an investor on the Sogou Group’s behalf, based on the then-current fair value at each reporting date. To determine the then-current fair value of the Tencent restricted share units granted to these employees, the public market price of the underlying shares at each reporting date was applied.

For the years ended December 31, 2016, 2017 and 2018, share-based compensation expense of US$763, US$682, and US$88, respectively, related to these Tencent restricted share units was recognized in the Sogou Group’s consolidated statements of comprehensive income. As of December 31, 2018, there were no unvested Tencent restricted share units held by employees of the Sogou Group and there was no unrecognized compensation expense related to these unvested restricted share units.